Goodwill and Other Intangible Assets (Schedule of Intangible Assets, Excluding Goodwill) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Business combination, recognized identifiable assets acquired and liabilities assumed, intangible assets, other than goodwill	$ 63.0
Finite-lived Intangible Assets
Finite-Lived Intangible Assets, Gross	463.0	406.2
Finite-Lived Intangible Assets, Accumulated Amortization	(241.2)	(176.3)
Total	221.8	229.9
Trademarks, Patents Licenses and Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Average Useful Life	5 years	5 years
Finite-lived Intangible Assets
Finite-Lived Intangible Assets, Gross	6.5	10.5
Finite-Lived Intangible Assets, Accumulated Amortization	(5.2)	(9.4)
Total	1.3	1.1
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Average Useful Life	6 years	6 years
Finite-lived Intangible Assets
Finite-Lived Intangible Assets, Gross	444.9	383.6
Finite-Lived Intangible Assets, Accumulated Amortization	(226.4)	(158.7)
Total	218.5	224.9
Capitalized Software [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Average Useful Life	5 years	5 years
Finite-lived Intangible Assets
Finite-Lived Intangible Assets, Gross	4.3	4.1
Finite-Lived Intangible Assets, Accumulated Amortization	(3.6)	(2.6)
Total	0.7	1.5
Acquired Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Average Useful Life	5 years	5 years
Finite-lived Intangible Assets
Finite-Lived Intangible Assets, Gross	7.3	8.0
Finite-Lived Intangible Assets, Accumulated Amortization	(6.0)	(5.6)
Total	$ 1.3	$ 2.4